JPMorgan Developed International Value Fund Investment Strategy - L Shares [Member] - JPMorgan Developed International Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Prior to June 1, 2026, under normal circumstances, the Fund invests at least 80% of the value of its Assets in securities of issuers in foreign developed countries, including foreign subsidiaries of U.S. issuers. “Assets” means net assets, plus the amount of borrowings for investment purposes. Foreign developed countries include Australia, Israel, Japan, New Zealand, Singapore, the United Kingdom, most of the countries of Western Europe and Hong Kong. An issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. The Fund typically does not invest in U.S. issuers that do not qualify as foreign issuers. Effective June 1, 2026, under normal circumstances, the Fund invests at least 80% of the value of its Assets in securities of issuers in foreign developed countries, including foreign subsidiaries of U.S. issuers. In addition, under normal circumstances, the Fund invests at least 80% of its Assets in securities of value companies. Value companies are those that the adviser believes are undervalued or attractively valued, based on one or more of the following factors: how the stock price compares to the company's sales, earnings, and assets, as well as the overall value of the company compared to its sales and the capital invested in it. “Assets” means net assets, plus the amount of borrowings for investment purposes. Foreign developed countries include Australia, Israel, Japan, New Zealand, Singapore, the United Kingdom, most of the countries of Western Europe and Hong Kong. An issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. The Fund typically does not invest in U.S. issuers that do not qualify as foreign issuers. Securities in which the Fund invests include common stocks and depositary receipts. Generally, the Fund expects to maintain regional geographic exposures similar to those of the MSCI, Europe, Australasia and Far East (EAFE) Value Index (net total return) over time, although the Fund may deviate from these exposures in the adviser’s discretion. The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. The Fund may invest in securities across all market capitalizations and may invest a significant portion of its assets in companies of any one particular market capitalization category. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may utilize currency forwards (including non-deliverable forwards) to manage currency exposures, where practical, for the purpose of risk management, including hedging non-dollar currency exposure back to the U.S. dollar. The Fund may use exchange-traded futures (such as futures on indexes) and ETFs to gain exposure to particular securities or markets and for the efficient management of cash flows. Investment Process: In managing the Fund, the adviser seeks to identify securities that it believes present attractive valuations through the best of behavioral-based and quantitative screens, alongside in-depth fundamental analysis. The adviser’s analysis includes a review of proprietary data, information self-reported by companies, data from third party vendors and internal fundamental research. The adviser believes that investors frequently behave irrationally in systematic and predictable ways because human psychology affects investment decision-making.The adviser believes that this investor behavior can result in market inefficiencies that persist over time, creating valuation opportunities that the adviser seeks to identify through both quantitative and fundamental analysis. Securities are subjected to further in-depth analysis, including consideration of whether or not the underlying businesses are fundamentally sound, and hence the securities are most likely to experience an increase in valuation and drive positive shareholder returns, or whether the adviser believes them to be undervalued for a reason, and hence likely to experience an increase in valuation. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. Ordinarily, the adviser expects to invest across a large number of issuers in an effort to limit specific issuer risk. The Fund may sell securities if the adviser’s conviction in a security changes, if the issuer’s fundamentals change, or if the adviser believes the security is no longer attractively valued. Investments may also be sold if certain adverse political and economic events occur or if the adviser identifies a security that it believes offers a better investment opportunity. The Fund may invest a substantial part of its assets in just one region or country.